Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Loss per share
21.	Loss per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss	(1,202,997)	(239,588)	(93,104)
Net loss(income) attributable to noncontrolling interests	31,832	(4,450)	1,351
Numerator for basic and diluted net loss per share calculation	(1,171,165)	(244,038)	(91,753)
Denominator:
Weighted average number of ordinary shares	2,022,446,988	2,078,624,721	20,765,256,643
Denominator for basic and diluted net loss per share calculation	2,022,446,988	2,078,624,721	20,765,256,643
Net loss per ordinary share
—Basic and diluted	(0.58)	(0.12)	(0.004)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	As of December 31,
	2021	2022	2023
Share options to employees	130,156,288	74,131,026	65,709,001
Total	130,156,288	74,131,026	65,709,001